CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.3%
COMMUNICATION SERVICES - 3.8%
Interactive Media & Services - 0.8%
Meta Platforms Inc., Class A Shares	40,000	$13,454,000	*

Media - 1.8%
Altice USA, Inc., Class A Shares	500,000	8,090,000	*
Gray Television Inc.	750,000	15,120,000
ViacomCBS Inc., Class B Shares	225,000	6,790,500

Total Media		30,000,500

Wireless Telecommunication Services - 1.2%
T-Mobile US Inc.	170,000	19,716,600	*

TOTAL COMMUNICATION SERVICES		63,171,100

CONSUMER DISCRETIONARY - 9.0%
Auto Components - 0.9%
Goodyear Tire & Rubber Co.	700,000	14,924,000	*

Automobiles - 0.9%
General Motors Co.	250,000	14,657,500	*

Hotels, Restaurants & Leisure - 2.1%
Bloomin’ Brands Inc.	500,000	10,490,000	*
Carnival Corp.	650,000	13,078,000	*
Six Flags Entertainment Corp.	250,000	10,645,000	*

Total Hotels, Restaurants & Leisure		34,213,000

Household Durables - 1.1%
Sony Group Corp., ADR	150,000	18,960,000

Specialty Retail - 4.0%
AutoZone Inc.	12,000	25,156,680	*
Lithia Motors Inc.	45,000	13,362,750
Murphy USA Inc.	135,000	26,897,400

Total Specialty Retail		65,416,830

TOTAL CONSUMER DISCRETIONARY		148,171,330

CONSUMER STAPLES - 3.8%
Food & Staples Retailing - 1.3%
Sprouts Farmers Market Inc.	700,000	20,776,000	*

Household Products - 0.8%
Reynolds Consumer Products Inc.	424,902	13,341,923

Personal Products - 1.7%
Coty Inc., Class A Shares	900,000	9,450,000	*
Unilever PLC	349,995	18,750,775	(a)

Total Personal Products		28,200,775

TOTAL CONSUMER STAPLES		62,318,698

See Notes to Schedule of Investments.

ClearBridge All Cap Value Fund 2021 Quarterly Report	1

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
ENERGY - 7.8%
Oil, Gas & Consumable Fuels - 7.8%
EQT Corp.	1,300,000	$28,353,000	*
Kinder Morgan Inc.	1,250,000	19,825,000
Pioneer Natural Resources Co.	190,000	34,557,200
Suncor Energy Inc.	1,200,000	30,036,000
TotalEnergies SE, ADR	330,000	16,321,800

TOTAL ENERGY		129,093,000

FINANCIALS - 20.5%
Banks - 7.8%
M&T Bank Corp.	110,000	16,893,800
Signature Bank	110,000	35,581,700
US Bancorp	300,000	16,851,000
Wells Fargo & Co.	1,250,000	59,975,000

Total Banks		129,301,500

Consumer Finance - 5.4%
OneMain Holdings Inc.	1,000,000	50,040,000
Synchrony Financial	850,000	39,431,500

Total Consumer Finance		89,471,500

Diversified Financial Services - 2.2%
Equitable Holdings Inc.	625,000	20,493,750
Voya Financial Inc.	250,000	16,577,500

Total Diversified Financial Services		37,071,250

Insurance - 4.1%
American International Group Inc.	800,000	45,488,000
Fairfax Financial Holdings Ltd.	28,968	14,256,022
Unum Group	300,000	7,371,000

Total Insurance		67,115,022

Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp.	1,100,000	15,862,000

TOTAL FINANCIALS		338,821,272

HEALTH CARE - 13.0%
Biotechnology - 3.0%
AbbVie Inc.	230,000	31,142,000
Gilead Sciences Inc.	240,000	17,426,400

Total Biotechnology		48,568,400

Health Care Equipment & Supplies - 1.4%
Medtronic PLC	225,000	23,276,250

See Notes to Schedule of Investments.

2	ClearBridge All Cap Value Fund 2021 Quarterly Report

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Health Care Providers & Services - 5.5%
Covetrus Inc.	510,000	$10,184,700	*
CVS Health Corp.	300,000	30,948,000
UnitedHealth Group Inc.	100,000	50,214,000

Total Health Care Providers & Services		91,346,700

Pharmaceuticals - 3.1%
Johnson & Johnson	300,000	51,321,000

TOTAL HEALTH CARE		214,512,350

INDUSTRIALS - 12.1%
Aerospace & Defense - 2.7%
Curtiss-Wright Corp.	95,000	13,173,650
General Dynamics Corp.	100,000	20,847,000
Spirit AeroSystems Holdings Inc., Class A Shares	245,000	10,557,050

Total Aerospace & Defense		44,577,700

Building Products - 2.1%
Johnson Controls International PLC	250,000	20,327,500
Owens Corning	150,000	13,575,000

Total Building Products		33,902,500

Construction & Engineering - 1.3%
Quanta Services Inc.	180,000	20,638,800

Electrical Equipment - 1.5%
Eaton Corp. PLC	90,000	15,553,800
Sensata Technologies Holding PLC	150,000	9,253,500	*

Total Electrical Equipment		24,807,300

Industrial Conglomerates - 1.4%
General Electric Co.	250,000	23,617,500

Machinery - 2.0%
CNH Industrial NV	500,000	9,715,000
Oshkosh Corp.	80,000	9,016,800
Stanley Black & Decker Inc.	75,000	14,146,500

Total Machinery		32,878,300

Trading Companies & Distributors - 1.1%
GATX Corp.	180,000	18,754,200

TOTAL INDUSTRIALS		199,176,300

INFORMATION TECHNOLOGY - 14.0%
Communications Equipment - 2.3%
Cisco Systems Inc.	600,000	38,022,000

Electronic Equipment, Instruments & Components - 0.6%
Vontier Corp.	300,000	9,219,000

See Notes to Schedule of Investments.

ClearBridge All Cap Value Fund 2021 Quarterly Report	3

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
IT Services - 4.0%
DXC Technology Co.	1,050,000	$33,799,500	*
Euronet Worldwide Inc.	125,000	14,896,250	*
Fiserv Inc.	160,000	16,606,400	*

Total IT Services		65,302,150

Semiconductors & Semiconductor Equipment - 1.5%
Applied Materials Inc.	70,000	11,015,200
ON Semiconductor Corp.	200,000	13,584,000	*

Total Semiconductors & Semiconductor Equipment		24,599,200

Software - 3.5%
NCR Corp.	300,000	12,060,000	*
NortonLifeLock Inc.	700,000	18,186,000
Oracle Corp.	325,000	28,343,250

Total Software		58,589,250

Technology Hardware, Storage & Peripherals - 2.1%
NetApp Inc.	200,000	18,398,000
Western Digital Corp.	250,000	16,302,500	*

Total Technology Hardware, Storage & Peripherals		34,700,500

TOTAL INFORMATION TECHNOLOGY		230,432,100

MATERIALS - 6.0%
Chemicals - 2.7%
Air Liquide SA	95,000	16,565,760	(a)
Corteva Inc.	400,000	18,912,000
Olin Corp.	170,000	9,778,400

Total Chemicals		45,256,160

Construction Materials - 0.9%
Vulcan Materials Co.	75,000	15,568,500

Metals & Mining - 2.4%
Freeport-McMoRan Inc.	400,000	16,692,000
Nucor Corp.	100,000	11,415,000
Wheaton Precious Metals Corp.	250,000	10,732,500

Total Metals & Mining		38,839,500

TOTAL MATERIALS		99,664,160

REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 3.3%
American Homes 4 Rent, Class A Shares	450,000	19,624,500
Kimco Realty Corp.	480,000	11,832,000
Sunstone Hotel Investors Inc.	660,000	7,741,800	*
Weyerhaeuser Co.	350,002	14,413,082

TOTAL REAL ESTATE		53,611,382

See Notes to Schedule of Investments.

4	ClearBridge All Cap Value Fund 2021 Quarterly Report

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
UTILITIES - 6.0%
Electric Utilities - 2.1%
Exelon Corp.		600,000	$34,656,000

Independent Power and Renewable Electricity Producers - 3.3%
AES Corp.		1,400,000	34,020,000
Vistra Corp.		900,000	20,493,000

Total Independent Power and Renewable Electricity Producers			54,513,000

Multi-Utilities - 0.6%
DTE Energy Co.		85,000	10,160,900

TOTAL UTILITIES			99,329,900

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,188,482,178)			1,638,301,592

	RATE
SHORT-TERM INVESTMENTS - 0.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	9,974,661	9,974,661
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	2,493,665	2,493,665	(b)

TOTAL SHORT-TERM INVESTMENTS (Cost - $12,468,326)			12,468,326

TOTAL INVESTMENTS - 100.1% (Cost - $1,200,950,504)			1,650,769,918
Liabilities in Excess of Other Assets - (0.1)%			(1,568,913)

TOTAL NET ASSETS - 100.0%			$1,649,201,005

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2021, the total market value of investments in Affiliated Companies was $2,493,665 and the cost was $2,493,665 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge All Cap Value Fund 2021 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge All Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Staples	$43,567,923	$18,750,775	—	$62,318,698
Materials	83,098,400	16,565,760	—	99,664,160
Other Common Stocks	1,476,318,734	—	—	1,476,318,734

Total Long-Term Investments	1,602,985,057	35,316,535	—	1,638,301,592

Short-Term Investments†	12,468,326	—	—	12,468,326

Total Investments	$1,615,453,383	$35,316,535	—	$1,650,769,918

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended December 31, 2021. The following transactions were effected in such company for the period ended December 31, 2021.

	Affiliate Value at September 30, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$2,037,857	$8,746,800	8,746,800	$8,290,992	8,290,992

(continued)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2021
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$47	—	$2,493,665

8